FINANCIAL RISK MANAGEMENT - Market Currency Risk (Details) - Currency risk - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	$ (14,847)	$ (11,269)
Canadian dollar | Cash
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	7,982	5,342
Canadian dollar | Value added tax receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	145	206
Canadian dollar | Other financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure		200
Canadian dollar | Trade and other payables (excluding VAT and income taxes)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	(22,974)	(17,017)
Canadian dollar | Provisions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	0	0
Argentine peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	(10,321)	(21,959)
Argentine peso | Cash
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	1,604	17,223
Argentine peso | Value added tax receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	17,039	12,242
Argentine peso | Other financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure		884
Argentine peso | Trade and other payables (excluding VAT and income taxes)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	(9,908)	(5,021)
Argentine peso | Provisions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	$ (19,056)	$ (47,287)